Convertible Preferred Stock	3 Months Ended
Mar. 31, 2026
Convertible Preferred Stock
Convertible Preferred Stock

6. Convertible Preferred Stock

Series A Convertible Preferred Stock

As of March 31, 2026, the authorized, issued, and outstanding Series A Convertible Preferred Stock and their principal were as follows:

		March 31, 2026
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A Preferred Stock	0.0001	15,000	15,000	$1,500	$—	15,000,000
		15,000	15,000	$1,500	$—	15,000,000

Each share of Series A is convertible into 1,000 shares of Common Stock of the Company at the election of the holder, subject to certain adjustments and to beneficial ownership limitations. Each share of Series A shall be entitled to vote with the Company’s Common Stock on an as-converted basis, subject to beneficial ownership limitations. All shares of capital stock of the Company, both Common Stock and any other series of preferred stock, shall be junior in rank to all shares of Series A with respect to payments upon the liquidation, dissolution, and winding up of the Company.

Series C Convertible Preferred Stock

As of March 31, 2026, the authorized, issued, and outstanding Series C Convertible Preferred Stock and their principal were as follows:

		March 31, 2026
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series C Preferred Stock	0.0001	23,000	11,983	$4,429	$—	11,983,000
		23,000	11,983	$4,429	$—	11,983,000

Each share of Series C Convertible Preferred Stock is convertible into 1,000 shares of Common Stock of the Company at the election of the holder, subject to certain adjustments and to beneficial ownership limitations. Each share of Series C Convertible Preferred Stock shall be entitled to vote with the Company’s Common Stock on an as-converted basis, subject to beneficial ownership limitations. The holders of Series C Convertible Preferred Stock shall rank pari passu with the holders of Common Stock with respect to any liquidation, dissolution or winding up of the Company. The Series C Convertible Preferred Stock are not redeemable.